Related party transactions (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable and share based compensation	R$ 433,940
Management compensation	R$ 32,086	R$ 29,162	R$ 33,912